Employment Benefits - Summary of Employment Benefits (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of net defined benefit liability (asset) [abstract]
Net defined benefit asset	₩ 104,344	₩ 40,425
Net defined benefit obligations	1,380,352	1,449,837
Other long-term employee benefit obligations	₩ 1,500	₩ 1,710